Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%	30.60%
Nondeductible expenses	(12.00%)	0.30%	1.20%
Impairment of goodwill	0.00%	2.40%	26.10%
Foreign tax credit and payments	28.70%	(0.90%)	(9.20%)
Lower tax rates applicable to income of subsidiaries	30.80%	(1.00%)	(3.20%)
Change in valuation allowance	(90.10%)	(0.90%)	7.90%
Realization of previously unrecognized tax effects of subsidiaries	0.00%	0.00%	(19.80%)
Nontaxable dividends received	85.10%	(1.90%)	(15.60%)
Undistributed earnings of subsidiaries	(25.60%)	0.00%	3.60%
Tax and interest expense for uncertainty in income taxes	(10.80%)	(0.10%)	0.00%
Noncontrolling interest income (loss)	(0.70%)	0.10%	(0.10%)
Effect of changes in tax laws	(2.40%)	(0.10%)	0.00%
Expiration of loss carryforward	(7.00%)	0.10%	1.90%
Other—net	(1.90%)	(0.90%)	3.00%
Effective income tax rate	24.70%	27.70%	26.40%
Realization of tax benefits that were not previously recognized as deferred tax assets			¥ 85,588
Realization of tax benefits that were not previously recognized as deferred tax assets, percentage			19.80%